BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 343,399
Prepaid expenses - current	337,534
Total current assets	680,933
Prepaid expenses - long-term	184,812
Investments held in trust account	150,006,015
Total Assets	150,871,760
Current liabilities:
Accounts payable	85,534
Accrued expenses	229,733
Due to related party	49,723
Capital based tax payable	198,129
Franchise tax payable	188,237
Total current liabilities	751,356
Deferred underwriting commissions	5,250,000
Derivative warrant liabilities	5,610,000
Total liabilities	11,611,356
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption	150,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding
Accumulated deficit	(10,739,971)
Total stockholders' deficit	(10,739,596)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	150,871,760
Class A Common stock
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption	150,000,000
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 375